Employee Benefit Plan	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Employee Benefit Plan
17. Employee benefit plan
Employees of the Company are eligible to participate in the Company’s 401(k) retirement plan (401(k) Plan). Partic ipan
ts may contribute up to 90% of their annual compensation to the 401(k) Plan, subject to statutory limitations. Under the 401(k) Plan Safe Harbor Match, the Company matches 100% of the first 5% of employee contributions and vests 100% at time of match. For the years ended December 31, 2022 and 2021, the Company made matching contributions of $550 and $723, respectively.